Average headcount and number of offices	6 Months Ended
Jun. 30, 2019
Average headcount and number of offices
Average headcount and number of offices

15.   Average headcount and number of offices

The average number of employees at the Bank and the Group, by gender, in the six month periods ended June 30, 2019 and 2018 is as follows:

	Bank		Group
Average headcount	06-30-2019	06-30-2018	06-30-2019	06-30-2018

Men	16,240	11,585	91,609	91,051
Women	13,739	9,906	110,789	110,833
	29,979	21,491	202,398	201,884

The increase in the number of employees of the Bank between both periods is due to the merger processes between the Bank and other subsidiaries (mainly Banco Popular).

The number of branches at June 30, 2019 and December 31, 2018 is as follow:

	Group
Number of branches	06-30-2019	12-31-2018

Spain	4,296	4,427
Foreign	8,785	8,790
	13,081	13,217